Insurance Net Investment Result - Summary of Interest Revenue on Financial Instruments Calculated Using the Effective Interest Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	€ 3,336	€ 3,303
Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	2,738	2,898
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	2,738	2,898
Debt Securities And Money Market Instruments [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	2,166	2,479
Debt Securities And Money Market Instruments [Member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	2,166	2,479
Loans [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	433	425
Loans [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	433	425
Other [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	139	(6)
Other [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue calculated using effective interest method	€ 139	€ (6)